Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Compensation Committee approves all new-hire equity awards for employees at the level of vice president and above, including our NEOs, other than our CEO. Our Compensation Committee has separately authorized the Chief Executive Officer to approve new hire equity awards for all other employees below the level of vice president based on pre-approved pools and ranges.

Annual awards and promotion awards are also approved by the Compensation Committee for all employees, except our CEO. In the case of our CEO, our Compensation Committee makes recommendations to the Board regarding CEO equity awards and the Board has final approval authority. The effective date of grant is generally the date of the meeting, or the date the last committee member executes a unanimous written consent approving such award.

Our Compensation Committee recommends, and our Board approves, changes to our Non-Employee Director Compensation Policy from time to time. Our Non-Employee Director Compensation Policy provides that initial equity awards for non-employee members of our Board are automatically made upon the member’s appointment or election to our Board, and annual grants are made automatically following the conclusion of our annual stockholder meeting.

The per share exercise price of stock options we grant is not less than the closing price per share of our common stock as reported by Nasdaq Stock Market LLC on the grant date of the stock option. The Compensation Committee does not time grants of stock options to coordinate with the release of material non-public information, and we have not timed the disclosure of material non-public information for purposes of affecting the value of executive compensation.

Our new hire grants are generally made on the following cadence: (i) equity awards are pre-approved for employees vice president and above, to be effective upon their agreed first day of employment, and (ii) awards for new employees below the vice president level are approved on the tenth day of each month. Annual awards are usually approved around mid-February at a regularly scheduled meeting.

During the fiscal year ended December 31, 2024, our NEOs were awarded stock options, in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such report, as set forth in the table below.

Award Timing Method

During the fiscal year ended December 31, 2024, our NEOs were awarded stock options, in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such report, as set forth in the table below.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant date(1)	Number of Securities underlying the award	Exercise Price of the award ($/Sh)	Grant date fair value of the award	Percentage Change(2)
Ryan Spencer	2/15/2024	231,000	$12.48	$1,824,299	2.5%
Kelly MacDonald	2/15/2024	65,000	$12.48	$513,331	2.5%
David F. Novack	2/15/2024	95,000	$12.48	$750,253	2.5%
John L. Slebir	2/15/2024	70,000	$12.48	$552,818	2.5%
Robert Janssen, M.D.	2/15/2024	50,000	$12.48	$394,870	2.5%
(1)	These stock option awards were granted at a regularly scheduled meeting of the Compensation Committee.
(2)	This represents the percentage change in the closing market price of the common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (February 22, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information (February 23, 2024). On February 22, 2024, we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and a current report on Form 8-K related to our financial results for the fourth quarter and fiscal year ended December 31, 2023.

Ryan Spencer [Member]
Awards Close in Time to MNPI Disclosures
Name	Ryan Spencer
Underlying Securities	231,000
Exercise Price | $ / shares	$ 12.48
Fair Value as of Grant Date | $	$ 1,824,299
Underlying Security Market Price Change	2.5	[1]
Kelly MacDonald [Member]
Awards Close in Time to MNPI Disclosures
Name	Kelly MacDonald
Underlying Securities	65,000
Exercise Price | $ / shares	$ 12.48
Fair Value as of Grant Date | $	$ 513,331
Underlying Security Market Price Change	2.5	[1]
David F. Novack [Member]
Awards Close in Time to MNPI Disclosures
Name	David F. Novack
Underlying Securities	95,000
Exercise Price | $ / shares	$ 12.48
Fair Value as of Grant Date | $	$ 750,253
Underlying Security Market Price Change	2.5	[1]
John L. Slebir [Member]
Awards Close in Time to MNPI Disclosures
Name	John L. Slebir
Underlying Securities	70,000
Exercise Price | $ / shares	$ 12.48
Fair Value as of Grant Date | $	$ 552,818
Underlying Security Market Price Change	2.5	[1]
Robert Janssen, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name	Robert Janssen, M.D.
Underlying Securities	50,000
Exercise Price | $ / shares	$ 12.48
Fair Value as of Grant Date | $	$ 394,870
Underlying Security Market Price Change	2.5	[1]

[1]	This represents the percentage change in the closing market price of the common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (February 22, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information (February 23, 2024). On February 22, 2024, we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and a current report on Form 8-K related to our financial results for the fourth quarter and fiscal year ended December 31, 2023.